Finance Items (Tables)	12 Months Ended
Mar. 31, 2023
Finance Items [Abstract]
Schedule of Finance Items Consist
	Year ended March 31,
Finance income	2023	2022
Interest income	$4,578	$5,019
Dividend income	76	198
	$4,654	$5,217

	Year ended March 31,
Finance costs	2023	2022
Interest on lease obligation	$43	$72
Impairment charges for expected credit loss against bond investments (Note 8)	2,883	10,560
Loss on disposal of bonds	93	(191)
Unwinding of discount of environmental rehabilitation provision (Note 15)	239	269
	$3,258	$10,710